Derivative instruments and hedging activities (Tables)	6 Months Ended
Jun. 30, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of balance sheet classification and fair values of derivative instruments

The following table summarizes the consolidated balance sheets classification and fair values of the Company’s derivative instruments:

		Fair Value		Notional Amount
		June 30,	December 31,	June 30,	December 31,
	Balance sheet location	2018	2017	2018	2017
		U.S. $ in thousands
Assets derivatives -Foreign exchange contracts, not designated as hedging instruments	Other current assets	$1,854	$90	$51,667	$22,036
Assets derivatives -Foreign exchange contracts, designated as cash flow hedge	Other current assets	-	263	-	13,169
Liability derivatives -Foreign exchange contracts, not designated as hedging instruments	Accrued expenses and other current liabilities	(320)	(921)	33,923	65,668
Liability derivatives -Foreign exchange contracts, designated as hedging instruments	Accrued expenses and other current liabilities	(540)	-	23,537	-
		$994	$(568)	$109,127	$100,873